Fair Value of Financial Assets and Liabilities - Additional Information (Details)	Jan. 31, 2022	Dec. 07, 2021
Private Placement Warrants | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.00600	0.550